Fair Value Measurement - Summary of Assets and Liabilities Not Carried On Consolidated Balance Sheet at Fair Value (Detail) - CAD ($) $ in Millions	Oct. 31, 2024	Oct. 31, 2023
Financial assets
Amortized cost securities	$ 71,610	$ 67,294
Residential mortgages	280,672	274,244	[1]
Personal	46,681	45,587	[1]
Credit card	20,551	18,538	[1]
Business and government	214,299	194,870	[1]
Financial liabilities
Business and government	435,499	412,561	[1]
Bank	20,009	22,296	[1]
Secured borrowings	56,455	49,484	[1]
Subordinated indebtedness	7,465	6,483	[1]
Not measured at fair value in statement of financial position but for which fair value is disclosed [member]
Financial assets
Amortized cost securities	70,702	65,272
Residential mortgages	279,802	268,400
Personal	45,750	44,454
Credit card	19,682	17,909
Business and government	212,523	192,457
Financial liabilities
Personal	87,852	84,943
Business and government	196,297	193,012
Bank	9,420	9,079
Secured borrowings	55,418	47,967
Subordinated indebtedness	7,698	6,561
Level 2 of fair value hierarchy [member] | Not measured at fair value in statement of financial position but for which fair value is disclosed [member]
Financial assets
Amortized cost securities	69,961	64,530
Financial liabilities
Personal	82,620	82,701
Business and government	191,616	187,216
Bank	9,420	9,079
Secured borrowings	50,546	43,996
Subordinated indebtedness	7,698	6,561
Level 3 of fair value hierarchy [member] | Not measured at fair value in statement of financial position but for which fair value is disclosed [member]
Financial assets
Amortized cost securities	741	742
Residential mortgages	279,802	268,400
Personal	45,750	44,454
Credit card	19,682	17,909
Business and government	212,523	192,457
Financial liabilities
Personal	5,232	2,242
Business and government	4,681	5,796
Secured borrowings	$ 4,872	$ 3,971

[1]	Certain comparative amounts have been restated to reflect the adoption of IFRS 17 in the first quarter of 2024. See Note 1 to the consolidated financial statements for additional details.